  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 2nd, 2003
                     REGISTRATION NOS. 33-39133 AND 811-6241
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                               ------------------

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933     [X]
                         PRE-EFFECTIVE AMENDMENT NO. __
                       POST-EFFECTIVE AMENDMENT NO. 33   [X]
                          REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940 [X]
                                AMENDMENT NO. 35         [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                               ------------------

                               LOOMIS SAYLES FUNDS II
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                     399 BOYLSTON STREET, BOSTON MA 02166
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 449-2000

              NAME AND ADDRESS
            OF AGENT FOR SERVICE                        COPY TO
            --------------------                        -------
           JOHN E. PELLETIER, ESQ.                 JOHN M. LODER, ESQ.
  CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P.      ROPES & GRAY LLP
            399 BOYLSTON STREET                 ONE INTERNATIONAL PLACE
              BOSTON, MA 02166                      BOSTON, MA 02110

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[X]  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485

[ ]  ON _____________________, PURSUANT TO PARAGRAPH (B)

[ ]  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

[ ]  ON______________________, PURSUANT TO PARAGRAPH (A)(1)

[ ]  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

[ ]  ON _____________________, PURSUANT TO PARAGRAPH (A)(2)


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

------------------

This post-effective amendment relates only to Loomis Sayles High Income Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Strategic Income Fund and Loomis Sayles Tax-Managed Equity Fund, five new series of the Registrant, and Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Research Fund, four existing series of the Registrant. No disclosure with respect to any other series of the Registrant or of any other registered investment company is modified hereby.

This Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Loomis Sayles Funds II (the "Trust") incorporates by reference the Prospectuses, Supplements and Statements of Additional Information contained in the Trust's Post-Effective Amendment No. 32, which was filed with the Securities and Exchange Commission pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 20, 2003.

This Post-Effective Amendment No. 33 is filed to extend the effective date of Post-Effective Amendment No. 32 to September 10, 2003.

PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)(1)    Agreement and Declaration of Trust. (1)

(a)(2) Amendment to Agreement and Declaration of Trust, to be filed by amendment.

(b)       By-laws. (1)

(c)       Not applicable.

(d)(1) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Aggressive Growth Fund, and Loomis, Sayles & Company, L.P. (11)

(d)(2) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Value Fund, and Loomis, Sayles & Company, L.P. (11)

(d)(3) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Growth Fund, and Loomis, Sayles & Company, L.P. (11)

(d)(4) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles International Equity Fund, and Loomis, Sayles & Company, L.P.
          (11)

(d)(5) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Investment Grade Bond Fund, and Loomis, Sayles & Company, L.P.
          (11)

(d)(6) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Managed Bond Fund, and Loomis, Sayles & Company, L.P. (11)

(d)(7) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Research Fund, and Loomis, Sayles & Company, L.P. (11)

(d)(8) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Small Cap Growth Fund, and Loomis, Sayles & Company, L.P. (11)

(d)(9) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Worldwide Fund, and Loomis, Sayles & Company, L.P. (11)

(d)(10) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles High Income Fund, and Loomis, Sayles & Company, L.P., to be filed by amendment.

(d)(11) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Limited Term U.S. Government Fund, and Loomis, Sayles & Company, L.P., to be filed by amendment.

(d)(12) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Strategic Income Fund, and Loomis, Sayles & Company, L.P., to be filed by amendment.

(d)(13) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Tax-Managed Equity Fund, and Loomis, Sayles & Company, L.P., to be filed by amendment.

(d)(14) Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Municipal Income Fund, and Loomis, Sayles & Company, L.P., to be filed by amendment.

(e)(1) Distribution Agreement between Registrant and CDC IXIS Asset Management Distributors, L.P., to be filed by amendment.

(e)(2) Form of Amended and Restated Distribution Agreement between the Registrant and Loomis Sayles Distributors, L.P. (2)

(f)       Not Applicable.

(g)(1)    Form of Custodian Agreement. (1)

(g)(2) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to Loomis Sayles Aggressive Growth Fund (formerly known as Loomis Sayles Mid-Cap Growth Fund) and the Loomis Sayles Small Cap Growth Fund. (3)

(g)(3) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to the Loomis Sayles Worldwide Fund. (3)

(g)(4) Form of Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to the Loomis Sayles Managed Bond Fund. (4)

(g)(5) Form of Letter Agreement between Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to the Loomis Sayles Research Fund. (10)

(g)(6) Letter Agreement between the Registrant and State Street Bank and Trust Company relating to the applicability of the Custodian Agreement to the Loomis Sayles Tax-Managed Equity Fund (formerly, the Loomis Sayles Provident Fund), to be filed by amendment.

(g)(7) Custodian Agreement between the Registrant and Investors Bank & Trust Company with respect to the Loomis Sayles High Income Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Strategic Income Fund and Loomis Sayles Municipal Income Fund, to be filed by amendment.

(h)(1) Form of Transfer Agency and Services Agreement between the Registrant and CDC IXIS Asset Management Services, Inc. (13)

(h)(1)(a) Letter Agreement between the Registrant and CDC IXIS Asset Management Services, Inc. relating to the applicability of the Transfer Agency and Services Agreement to the Loomis Sayles High Income Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Municipal Income Fund and Loomis Sayles Tax-Managed Equity Fund, to be filed by amendment.

(h)(2) Administrative Services Agreement between the Registrant on behalf of each of its series and CDC IXIS Asset Management Services, Inc., to be filed by amendment.

(i)(1) Opinions and Consents of Counsel with respect to the Loomis Sayles High Income Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Municipal Income Fund and Loomis Sayles Tax-Managed Equity Fund, to be filed by amendment.

(i)(2) Opinions and Consents of Counsel with respect to the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Emerging Markets Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Global Technology Fund, Loomis Sayles Growth Fund, Loomis Sayles High Yield Fund, Loomis Sayles Intermediate Maturity Bond Fund, Loomis Sayles International Equity Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Managed Bond Fund, Loomis Sayles Research Fund, Loomis Sayles Short-Term Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles U.S. Government Securities Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund. (11)

(j)       Consent of PricewaterhouseCoopers LLP, to be filed by amendment.

(k)       Not applicable.

(l)(1)    Investment Representation Regarding Initial Shares. (1)

(l)(2)    Form of Organizational Expense Reimbursement Agreement. (1)

(m)(1)    Form of Distribution Plan for Retail Class shares. (12)

(m)(2) Form of Service and Distribution Plan relating to Loomis Sayles Managed Bond Fund. (5)

(m)(3) Form of Service and Distribution Plan relating to Class J shares of Loomis Sayles Investment Grade Bond Fund. (6)

(m)(4) Distribution Plan for Class A shares of Loomis Sayles Growth Fund, to be filed by amendment.

(m)(5) Distribution Plan for Class A shares of Loomis Sayles International Equity Fund, to be filed by amendment.

(m)(6) Distribution Plan for Class A shares of Loomis Sayles Investment Grade Bond Fund, to be filed by amendment.

(m)(7) Distribution Plan for Class A shares of Loomis Sayles Research Fund, to be filed by amendment.

(m)(8) Distribution Plan for Class A shares of Loomis Sayles High Income Fund, to be filed by amendment.

(m)(9) Distribution Plan for Class A shares of Loomis Sayles Municipal Income Fund, to be filed by amendment.

(m)(10) Distribution Plan for Class A shares of Loomis Sayles Limited Term U.S. Government Fund, to be filed by amendment.

(m)(11) Distribution Plan for Class A shares of Loomis Sayles Strategic Income Fund, to be filed by amendment.

(m)(12) Distribution Plan for Class B shares of Loomis Sayles Growth Fund, to be filed by amendment.

(m)(13) Distribution Plan for Class B shares of Loomis Sayles International Equity Fund, to be filed by amendment.

(m)(14) Distribution Plan for Class B shares of Loomis Sayles Investment Grade Bond Fund, to be filed by amendment.

(m)(15) Distribution Plan for Class B shares of Loomis Sayles Research Fund, to be filed by amendment.

(m)(16) Distribution Plan for Class B shares of Loomis Sayles High Income Fund, to be filed by amendment.

(m)(17) Distribution Plan for Class B shares of Loomis Sayles Municipal Income Fund, to be filed by amendment.

(m)(18) Distribution Plan for Class B shares of Loomis Sayles Limited Term U.S. Government Fund, to be filed by amendment.

(m)(19) Distribution Plan for Class B shares of Loomis Sayles Strategic Income Fund, to be filed by amendment.

(m)(20) Distribution Plan for Class C shares of Loomis Sayles Growth Fund, to be filed by amendment.

(m)(21) Distribution Plan for Class C shares of Loomis Sayles International Equity Fund, to be filed by amendment.

(m)(22) Distribution Plan for Class C shares of Loomis Sayles Investment Grade Bond Fund, to be filed by amendment.

(m)(23) Distribution Plan for Class C shares of Loomis Sayles Research Fund, to be filed by amendment.

(m)(24) Distribution Plan for Class C shares of Loomis Sayles High Income Fund, to be filed by amendment.

(m)(25) Distribution Plan for Class C shares of Loomis Sayles Limited Term U.S. Government Fund, to be filed by amendment.

(m)(26) Distribution Plan for Class C shares of Loomis Sayles Strategic Income Fund, to be filed by amendment.

(m)(27) Distribution Plan for Class C shares of Loomis Sayles Municipal Income Fund, to be filed by amendment.

(n)       Amended and Restated Rule 18f-3(d) Plan, to be filed by amendment.

(o)(1) Power of Attorney for Joseph Alaimo, Graham T. Allison, Jr., Edward A. Benjamin, Robert J. Blanding, Daniel M. Cain, Paul G. Chenault, Kenneth J. Cowan, Richard Darman, John T. Hailer, Sandra O. Moose, John A. Shane, Peter S. Voss and Pendleton P. White. (14)

(p)(1)    Code of Ethics for the Registrant. (10)

(p)(2)    Amendment to the Code of Ethics for Loomis, Sayles & Company, L.P.
          (13)

(p)(3) Code of Ethics for CDC IXIS Asset Management Distributors, L.P., to be filed by amendment.

(1) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 13 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on October 31, 1997.

(2) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on January 26, 2000.

(3) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on March 10, 1997.

(4) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 30, 1998.

(5) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on August 5, 1998.

(6) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on April 12, 1999.

(7) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 21 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 19, 1999.

(8) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on May 18, 2000.

(9) Incorporated by reference to the Exhibit to Post-Effective Amendment No. 7 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on February 16, 1996.

(10) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 26 to the Registrant's Registration Statement under the Securities and Exchange Act of 1933 filed with the SEC on November 30, 2000.

(11) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 27 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on January 30, 2001.

(12) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 28 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 29, 2001.

(13) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 30 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on November 27, 2002.

(14) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 32 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on June 20, 2003.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25.  INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust and Article 4 of the Registrant's By-Laws provide for indemnification of its trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Loomis, Sayles & Company, L.P., ("Loomis Sayles"), the investment advisor of the Registrant, provides investment advice to each series of Loomis Sayles Funds I and to other registered investment companies, organizations, and individuals.

The sole general partner of Loomis Sayles is Loomis, Sayles & Company, Inc., One Financial Center, Boston, Massachusetts 02111.

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a)(1) The Registrant's principal underwriter with respect to Class J shares of the Loomis Sayles Managed Bond Fund and Class J shares of the Loomis Sayles Investment Grade Bond Fund is Loomis Sayles Distributors, L.P., the sole general partner of which is Loomis Sayles Distributors, Inc. Loomis Sayles is a limited partner of Loomis Sayles Distributors, L.P. Each of these entities is located at One Financial Center, Boston, Massachusetts 02111.

     (a)(2) The Registrant's principal underwriter for all other classes of shares is CDC IXIS Asset Management Distributors, L.P., who also serves as principal underwriter for:

     CDC Nvest Tax Exempt Money Market Trust
     CDC Nvest Cash Management Trust
     CDC Nvest Funds Trust I
     CDC Nvest Funds Trust II
     CDC Nvest Funds Trust III
     CDC Nvest Companies Trust I
     Loomis Sayles Funds I

     (b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Asset Management Distributors, L.P., and their addresses are as follows:

                                             Positions and Offices                   Positions and Offices
Name                                       With Principal Underwriter                   with Registrant
------------------------------       -------------------------------------         -------------------------
CDC IXIS Asset                                  General Partner                            None
Management
Distribution
Corporation

John T. Hailer                       President and Chief Executive Officer                 Trustee

John E. Pelletier                   Senior Vice President, General Counsel,                Secretary
                                              Secretary and Clerk

Scott E. Wennerholm                    Senior Vice President, Treasurer,                   None
                                 Chief Financial Officer, and Chief Operating
                                                   Officer

Coleen Downs Dinneen           Vice President, Deputy General Counsel, Assistant           None
                                         Secretary and Assistant Clerk

Beatriz Pina Smith             Vice President, Assistant Treasurer and Controller          None

Anthony Loureiro                      Vice President and Chief Compliance                  None
                                                   Officer

Joanne Kane                     Anti-Money Laundering Compliance Officer                   None

Peter Herbert                                Senior Vice President                         None

Doug Keith                                   Senior Vice President                         None

Robert Krantz                                Senior Vice President                         None

Frank S. Maselli                             Senior Vice President                         None

Curt Overway                                 Senior Vice President                         None

Kirk Williamson                              Senior Vice President                         None

Matt Witkos                                  Senior Vice President                         None

Sharon Wratchford                            Senior Vice President                         None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116

     (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The following companies maintain possession of the documents required by the specified rules:

     (a)                             Registrant
                          Rule 31a-1(b)(4), (9), (10), (11)
                                   Rule 31a-2(a)

     (b)(1) For Loomis Sayles High Income Fund, Loomis Sayles Limited Term U.S. Government Fund, Loomis Sayles Municipal Income Fund and Loomis Sayles Strategic Income Fund:

                          Investors Bank and Trust Company
                                200 Clarendon Street
                                  Boston, MA 02116
                                   Rule 31a-1(a)
                            Rule 31a-1(b)(1), (2), (3),
                                 (5), (6), (7), (8)
                                   Rule 31a-2(a)

     (b)(2)  For all other series of the Registrant:

                        State Street Bank and Trust Company
                                225 Franklin Street
                                  Boston, MA 02110
                                   Rule 31a-1(a)
                   Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)
                                   Rule 31a-2(a)

     (c)                  Loomis, Sayles & Company, L.P.
                              One Financial Center
                                Boston, MA 02111
                                   Rule 31a-1(f)
                                   Rule 31a-2(e)

     (d)(1) For Class J shares of the Loomis Sayles Managed Bond Fund and Loomis Sayles Investment Grade Bond Fund:

                                 Loomis Sayles Distributors, L.P.
                                       One Financial Center
                                         Boston, MA 02111
                                          Rule 31a-1(d)
                                          Rule 31a-2(c)


           (d)(2)      For all other classes of shares of the Registrant:

                              CDC IXIS Asset Management Distributors, L.P.
                                        399 Boylston Street
                                    Boston, Massachusetts 02116
                                           Rule 31a-1(d)
                                           Rule 31a-2(c)

ITEM 29.  MANAGEMENT SERVICES

Not applicable.


ITEM 30.  UNDERTAKINGS

Not applicable.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and the Clerk of the City of Boston, and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and by its Trustees as trustees and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, the Commonwealth of Massachusetts, on the 2nd day of September, 2003.

                                             LOOMIS SAYLES FUNDS II

                                             By: /s/ Nicholas H. Palmerino
                                                 -----------------------------
                                                 Nicholas H. Palmerino
                                                 Treasurer

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                       DATE
          ---------                       -----                       ----
/s/ Nicholas H. Palmerino               Treasurer              September 2, 2003
-----------------------------
Nicholas H. Palmerino

/s/ PETER S. VOSS*                Chairman of the Board;       September 2, 2003
-----------------------------            Trustee
Peter S. Voss

/s/ JOSEPH ALAIMO*                       Trustee               September 2, 2003
-----------------------------
Joseph Alaimo

/s/ GRAHAM T. ALLISON, JR.*              Trustee               September 2, 2003
-----------------------------
Graham T. Allison, Jr.

/s/ EDWARD A. BENJAMIN*                  Trustee               September 2, 2003
-----------------------------
Edward A. Benjamin

/s/ ROBERT J. BLANDING*                  Trustee               September 2, 2003
-----------------------------
Robert J. Blanding

/s/ DANIEL M. CAIN*                      Trustee               September 2, 2003
-----------------------------
Daniel M. Cain

/s/ PAUL G. CHENAULT*                    Trustee               September 2, 2003
-----------------------------
Paul G. Chenault

/s/ KENNETH J. COWAN*                    Trustee               September 2, 2003
-----------------------------
Kenneth J. Cowan

/s/ RICHARD DARMAN*                      Trustee               September 2, 2003
-----------------------------
Richard Darman

/s/ JOHN T. HAILER*                      Trustee               September 2, 2003
-----------------------------
John T. Hailer

/s/ SANDRA O. MOOSE*                     Trustee               September 2, 2003
-----------------------------
Sandra O. Moose

/s/ JOHN A. SHANE*                       Trustee               September 2, 2003
-----------------------------
John A. Shane

/s/ PENDLETON P. WHITE*                  Trustee               September 2, 2003
-----------------------------
Pendleton P. White

                                   *By: /s/ Nicholas H. Palmerino
                                       --------------------------------
                                       Nicholas H. Palmerino
                                       Attorney-In-Fact**
                                       September 2, 2003

** Powers of Attorney are incorporated by reference to the Exhibits to Post-Effective Amendment No. 32 to the Registrant's Registration Statement under the Securities Act of 1933 filed with the SEC on June 20, 2003.